FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ (1,058)	$ 1,962
Incentive fees	(45)	(24)	$ (16)
Financial instruments and other	1,123	583	82
Total fair value (losses) gains, net	20	2,521	(1,322)
Losses on change In fair value of and right-of-use investment properties	2	5	16
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	(1,122)	1,791	(1,607)
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 64	$ 171	$ 219